Immaterial Reclassification and Adjustment of Prior Periods (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes And Error Corrections [Abstract]
Summary of Reclassifications of Financial Statement Presentation in Consolidated Statements of Comprehensive Income (Loss)

The impact of the reclassification of the financial statement presentation in the consolidated statements of comprehensive income (loss) as of December 31, 2017 and 2016 are as follows:

	2017			2016
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Lease rental income - managed fleet	$-	$104,566	$104,566	$-	$105,511	$105,511
Distribution to managed fleet owners	$-	$(96,718)	$(96,718)	$-	$(98,028)	$(98,028)
Management fees - non-leasing	$-	$7,146	$7,146	$-	$5,937	$5,937
Management fees	$14,994	$(14,994)	$-	$13,420	$(13,420)	$-